INVESTMENTS (Details 5)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Home Inns CNY	Dec. 31, 2013 Home Inns CNY
Investment cost
Balance at beginning of year					554,626,285	570,709,828
Foreign currency translation					14,052,966	(16,083,543)
Total investment cost					568,679,251	554,626,285
Value booked under equity method
Share of cumulative profit	14,022,716	87,005,341	55,554,072	34,343,000	357,085,613	265,745,783
Amortization of identifiable intangible assets, net of tax		(5,426,102)	(7,363,364)	(7,736,767)	(22,799,936)	(18,821,200)
Total booked value under equity method					334,285,677	246,924,583
Net book value					902,964,928	801,550,868
Gain on equity dilution					12,000,000